INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expenses and benefits				$ 1,731	$ 8,930	$ 28,913
Net operating loss carryforwards					12,010,882	10,889,863
Net operating loss carryforwards					16,215,951
Valuation allowance					817,820	1,859,862
Research and development expense gross					202,147	463,696
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					30,086,333
Net operating loss carryforwards					30,086,333	24,268,692
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					14,467,439
Net operating loss carryforwards					14,467,439	11,220,065
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					6,407,050
Net operating loss carryforwards					17,543,639	$ 17,672,420
Foreign Tax Jurisdiction [Member] | CANADA
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					$ 17,543,639